Annual Total Returns - FidelityEnhancedIndexETFsCombo-PRO - FidelityEnhancedIndexETFsCombo-PRO - Fidelity Enhanced Large Cap Growth ETF - Fidelity Enhanced Large Cap Growth ETF	Sep. 21, 2023
Bar Chart Table:
Annual Return 2013	35.07%
Annual Return 2014	13.88%
Annual Return 2015	3.29%
Annual Return 2016	8.21%
Annual Return 2017	27.14%
Annual Return 2018	(3.77%)
Annual Return 2019	31.45%
Annual Return 2020	35.98%
Annual Return 2021	29.32%
Annual Return 2022	(26.57%)